Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Oct. 26, 2012
Munder International Equity Fund (Prospectus Summary): | Munder International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MUNDER INTERNATIONAL EQUITY FUND
Supplement Text	ck0001214511_SupplementTextBlock

MUNDER INTERNATIONAL EQUITY FUND

Class A, B, C, K & Y Shares

Supplement Dated December 4, 2012

to Prospectus Dated October 26, 2012

and Summary Prospectus Dated October 26, 2012

In connection with the merger of the Munder International Equity Fund (“Fund”) with and into the Munder International Fund — Core Equity, which was approved by the shareholders of the Fund at a meeting held on December 4, 2012, the Fund will rebalance its holdings to be in line with those held by the Munder International Fund — Core Equity.  Accordingly, the following disclosure is added to the Fund’s prospectus:

Investment Strategy, Heading	rr_StrategyHeading	Under the heading “Principal Investment Strategies” on page 2:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund will invest in emerging markets countries.
Risk, Heading	rr_RiskHeading	Under the heading “Principal Investment Risks” on page 2:
Risk, Narrative	rr_RiskNarrativeTextBlock

Emerging Markets Investing Risk

There are greater risks involved in investing in emerging market countries than those associated with investment in developed foreign markets. Generally, structures in emerging market countries are less diverse and mature than those of developed countries and their political systems are less stable; therefore, the risks of investing in foreign securities in general tend to be amplified for investment in emerging markets. Further, due to the small securities markets and low trading volumes in emerging market countries, investments may be more illiquid and volatile than investments in developed countries and therefore subject to abrupt and severe price declines.

Supplement Closing	ck0001214511_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
Munder International Equity Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MUIYX
Munder International Equity Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MUIKX
Munder International Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MUIAX
Munder International Equity Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MUIEX
Munder International Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MUICX